Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments	The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:
	2023
$000	Less than 3 months	3 to 12 months	Total
Trade payables	2,223	1,914	4,137
Lease liabilities	34	104	138
Related party payables	-	-	-
Total	2,354	1,921	4,275
	2022
$000	Less than 3 months	3 to 12 months	Total
Trade payables	1,230	3,732	4,962
Lease liabilities	32	98	130
Related party payables	-	-	-
Total	1,262	3,830	5,092

Schedule of All Other Variables Remain Constant	This analysis assumes that all other variables remain constant.
	Profit or loss and equity
December 31, 2023	Strengthening	Weakening
USD (5% movement)	467	(467)